Exploration and evaluation assets	12 Months Ended
Dec. 31, 2023
Exploration and evaluation assets
Exploration and evaluation assets

7. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2023	2022
Balance at January 1	270,593	233,290
Acquisitions	—	43,227
Additions	21,081	23,761
Dispositions	(25,862)	—
Changes in asset retirement obligations	(980)	646
Transfers to capital assets	(40,521)	(1,223)
Depreciation	(27,386)	(30,503)
Foreign exchange	1,454	1,395
Balance at December 31	198,379	270,593

Cost	432,345	476,571
Accumulated depreciation	(233,966)	(205,978)
Carrying amount at December 31	198,379	270,593